LONG-TERM DEBT, NET (2020 5.750% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Aug. 11, 2020	Jul. 21, 2020	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt [Line Items]
Total long-term debt			$ 6,599,949	$ 5,700,168
2020 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Interest rate per annum	5.75%	5.75%
2020 5.750% Senior Notes, due 2028 [Member] | Prior to July 21, 2023 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption with net cash proceeds from equity offerings at a fixed redemption price	35.00%	35.00%
First 2020 Senior Notes [Member] | 2020 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 500,000
Maturity date			Jul. 21, 2028
Purchase price as percentage of principal		100.00%
Second 2020 Senior Notes [Member] | 2020 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Maturity date			Jul. 21, 2028
Purchase price as percentage of principal	101.00%